Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 503	$ 689
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	0
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	136
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	116	175
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	140	140
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	213	213
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	3	3
2041 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	5	5
2042 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	23	17
2043 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 3	$ 0